Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss)	Related party transactions for transactions between the Company’s wholly-owned businesses and equity method investments.
	Three months ended March 31, 2024
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
		Destination Operations	PDP	Sierra Parima
Revenue	$—	$(2)	$—	$—	$—	$—	$1,518	$1,516
Share of gain or (loss) from equity method investments, excluding impairments	533	87	534	—	—	—	—	1,154
Segment income (loss) from operations	533	(414)	534	—	(663)	—	(4,148)	(4,158)
Depreciation and amortization expense								(1)
Gain (loss) of sale of assets								(2)
Share of equity method investee’s impairment of fixed assets								—
Interest expense								(269)
Interest income								3
Change in fair value of warrant liabilities								208
Change in fair value of earnout liabilities								118,615
Foreign exchange transaction gains (losses)								(373)
Income tax benefit								1
Net loss								$114,024
	Three months ended March 31, 2023
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
		Destination Operations	PDP	Sierra Parima
Revenue	$8,002	$—	$—	$—	$1,477	$(285)	$—	$9,194
Share of gain or (loss) from equity method investments	—	2	91	(1,372)	—	—	—	(1,279)
Segment income (loss) from operations	(413)	(547)	91	(1,372)	129	(226)	(6,501)	(8,839)
Depreciation and amortization expense								(1,342)
Interest expense								(271)
Foreign exchange transaction gain (loss)								599
Income tax benefit								3
Net loss								$(9,850)
Related party transactions for transactions between the Company’s wholly-owned businesses and equity method investments.
	Year ended December 31, 2023
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
		Destinations Operations	PDP	Sierra Parima
Revenue	$14,514	$481	$—	$—	$1,482	$(279)	$2,046	$18,244
Share of gain or (loss) from equity method investments, excluding impairments	(6,024)	288	1,192	(5,614)	—	(2,140)	—	(12,298)
Segment income (loss) from operations	(10,577)	(1,807)	1,192	(5,614)	(4,015)	(2,341)	(42,342)	(65,504)
Depreciation and amortization expense								(1,576)
Gain on deconsolidation of FCG								27,402
Share of equity method investee’s impairment of fixed assets								(26,084)
Impairment of equity method investments								(14,069)
Impairment of intangible assets								(2,377)
Interest expense								(1,124)
Interest income								95
Change in fair value of warrant liabilities								(2,972)
Change in fair value of earnout liabilities								(345,413)
Foreign exchange transaction gains (losses)								367
Income tax benefit								325
Net loss								$(430,930)
	Year ended December 31, 2022
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead		Total
		Destinations Operations	PDP	Sierra Parima
Revenue	$17,460	$293	$—	$—	$—	$(1,803)	$		$15,950
Share of gain or (loss) from equity method investments		3	3,229	(1,719)					1,513
Segment income (loss) from operations	698	(1,195)	3,229	(1,719)	(3,699)	(553)		(11,852)	(15,091)
Depreciation and amortization expense									(737)
Interest expense									(1,113)
Other expense									(9)
Foreign exchange transaction loss									(478)
Net loss									$(17,428)

Schdule of Identifiable Assets	Identifiable assets as of December 31, 2023 and December 31, 2022 are as follows:
	As of December 31,
	2023	2022
Falcon’s Creative Group	$30,930	$28,650
Destinations Operations	6,964	7,811
PDP	22,870	23,688
Sierra Parima	—	41,562
Falcons Beyond Brands	—	4,275
Unallocated corporate assets and intersegment eliminations	2,595	6,284
Total assets	$63,359	$112,270